Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL CENTERSQUARE REAL ESTATE FUND
Investor Class (MRESX)
Institutional Class (MRASX)

CROMWELL LONG SHORT FUND
Investor Class (MFADX)
Institutional Class (MFLDX)

CROMWELL TRAN SUSTAINABLE FOCUS FUND
Investor Class (LIMAX)
Institutional Class (LIMIX)

CROMWELL FORESIGHT GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
Investor Class (CFGVX)
Institutional Class (CFGIX)

CROMWELL GREENSPRING MID CAP FUND
Investor Class (GRNPX)
Institutional Class (GRSPX)

(together, the “Funds”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated October 3, 2024, to the
Statement of Additional Information (“SAI”) dated April 30, 2024

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS’ SAI.

The section titled “Management of the Funds - Trustee Compensation” on page 95 of the Statement of Additional Information, is deleted and replaced with the following:
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For the Funds’ fiscal year ended December 31, 2023, the Trustees received the following compensation:

Name of Person/Position	Aggregate Compensation From the CenterSquare Fund(1)	Aggregate Compensation From the Marketfield Fund(1)	Aggregate Compensation From the Foresight Fund(1)	Aggregate Compensation From the Greenspring Fund(1)	Aggregate Compensation From the Tran Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
R. Alastair Short Independent Trustee(3)	$15,069	$16,247	$6,669	$1,598	$8,917	None	None	$48,500
Thomas F. Mann Independent Trustee(3)	$14,413	$15,591	$6,221	$1,514	$8,261	None	None	$46,000
Julie Thomas Independent Trustee(5)	$11,296	$12,014	$4,236	$0	$6,579	None	None	$34,125
Sanjeev Handa Independent Trustee(4)(6)	$3,511	$3,971	$2,253	$1,564	$2,076	None	None	$13,375
Michael Weckwerth Interested Trustee	None	None	None	None	None	None	None	None
(1)Trustees’ fees and expenses are allocated among the Funds and the other series comprising the Trust.
(2)There is currently one other series comprising the Trust.
(3)Audit Committee member.
(4)Audit Committee chairman.
(5)Ms. Thomas resigned as Independent Trustee as of June 29, 2023.
(6)Mr. Handa was appointed as Trustee effective June 29, 2023.

* * * * *
Please retain this supplement with your Statement of Additional Information
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Filed pursuant to Rule 497(e)
File Nos. 333-258648; 811-23724

CROMWELL SUSTAINABLE BALANCED FUND
Investor Class (CSBNX)
Institutional Class (CSBIX)

(the “Fund”)
a series of Total Fund Solution Trust (the “Trust”)

Supplement dated October 3, 2024, to the
Statement of Additional Information (“SAI”) dated December 27, 2023

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND’S SAI.

The section titled “Management of the Funds - Trustee Compensation” on page 67 of the Statement of Additional Information, is deleted and replaced with the following:

Because the Fund has recently commenced operations, the following compensation figures represent estimates for the Fund’s first fiscal year:

Name of Person/Position	Estimated Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Fund and the Trust(2) Paid to Trustees
R. Alastair Short Independent Trustee(3)	$6,989	None	None	$52,000
Thomas F. Mann Independent Trustee(4)	$6,384	None	None	$47,500
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Name of Person/Position	Estimated Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Fund and the Trust(2) Paid to Trustees
Sanjeev Handa Independent Trustee(5)	$6,720	None	None	$50,000
Michael J. Weckwerth Interested Trustee	$583	None	None	$3,500
(1)Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
(2)There are currently five other series comprising the Trust.
(3)Lead Independent Trustee.
(4)Governance and Nominating Committee chairman.
(5)Audit Committee chairman.

* * * * *
Please retain this supplement with your Statement of Additional Information
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